CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)
NONCURRENT ASSETS
Property and equipment, net	¥ 35,000		¥ 46,000
Investment property, net	0		0
Land use rights, net	0		0
Deferred tax assets	0		0
Total noncurrent assets	35,000		46,000
CURRENT ASSETS
Right-of-use assets, net	5,078,000		0
Inventories, net	165,296,000		127,346,000
Trade receivables, net	177,023,000		224,114,000
Other receivables and prepayments	2,036,000		4,673,000
VAT recoverable	1,818,000		27,000
Restricted Cash	2,785,000		1,719,000
Cash and bank balances	8,212,000		9,016,000
Total current assets	362,248,000		366,895,000
CURRENT LIABILITIES
Trade payables	22,577,000		24,329,000
Unearned revenue	619,000		0
Accrued liabilities and other payables	23,342,000		25,894,000
Amounts owed to related parties	36,217,000
Lease liabilities	5,793,000		0
Taxes payable	842,000		4,497,000
Total current liabilities	89,390,000		90,923,000
NET CURRENT ASSETS	272,858,000		275,972,000
NET ASSETS	272,893,000		276,018,000
EQUITY
Share capital	397,000	[1]	306,000	[2]
Reserves	272,496,000		275,712,000
Total stockholders' equity	¥ 272,893,000		¥ 276,018,000

[1]	(2) Equivalent to US$58,000
[2]	(1) Equivalent to US$45,000